Debt - Aggregate Maturities of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Three months ending December 31, 2014	$ 5,601
2015	22,435
2016	422,493
2017	150,303
2018	21,250
Thereafter	2,480,125
Face value of total debt outstanding	$ 3,102,208	$ 3,750,911